Functional and presentation currency	12 Months Ended
Dec. 31, 2021
Functional and presentation currency
Functional and presentation currency

4            Functional and presentation currency

These consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Company's functional currency. All balances are rounded to the nearest thousands, except when otherwise indicated.

The main exchange rates used in the preparation of the Company's financial statements are Brazilian Reais, US dollar, Yen, Euro and Australian dollar, as the Company’s subsidiaries have the following functional currencies: CI&T Brazil has the local currency, the Brazilian Reais, as its functional currency; CI&T Inc (USA) has the local currency, the US dollar, as its functional currency; CI&T Japan Inc has the local currency, Yen, as its functional currency; CI&T Portugal has the local currency, Euro, as its functional currency; and CI&T Australia has the local currency, Australian dollar, as its functional currency.